Additional financial information (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Current Liabilities
Other current liabilities consisted of the following:

(In millions)	As of September 30, 2025	As of December 31, 2024
Finance lease liabilities	$105	$65
Income tax payable	49	196
Employee-related liabilities other than pension	188	204
Short-term provisions	75	57
Contract liabilities	37	67
Asset retirement obligations	34	27
Pension liabilities	23	23
Accrued purchases of property, plant and equipment	47	72
Self-insurance reserves	30	27
Accrued interest	92	13
Other(1)	142	142
Total Other current liabilities	$822	$893

(1)	Other current liabilities primarily consist of property taxes, sales taxes and accrued expenses.

Other current liabilities consisted of the following:

	As of December 31,
(In millions)	2024	2023
Finance lease liabilities	$65	$51
Income tax payable	196	119
Employee-related liabilities other than pension	231	229
Short-term provisions	57	44
Contract liabilities	67	48
Asset retirement obligations	27	39
Pension liabilities	23	44
Accrued purchases of property, plant and equipment	72	81
Other(1)	155	176
Total Other current liabilities	$893	$831

(1)	Other current liabilities primarily consist of property taxes and sales taxes.

Schedule of Other Noncurrent Liabilities
Other noncurrent liabilities consisted of the following:

(In millions)	As of September 30, 2025	As of December 31, 2024
Liabilities for unrecognized tax benefits	$173	$167
Finance lease liabilities	342	312
Asset retirement obligations	235	242
Pension liabilities	235	235
Contract liabilities	349	341
Environmental remediation liabilities	58	54
Self-insurance reserves	99	62

(In millions)	As of September 30, 2025	As of December 31, 2024
Other(1)	115	108
Total Other noncurrent liabilities	$1,606	$1,521

(1)	Other noncurrent liabilities primarily consist of standard warranty reserves, employee-related liabilities other than pensions and end of lease costs.

Other noncurrent liabilities consisted of the following:

	As of December 31,
(In millions)	2024	2023
Liabilities for unrecognized tax benefits	$167	$186
Finance lease liabilities	312	228
Asset retirement obligations	242	245
Pension liabilities	235	259
Contract liabilities	341	268
Environmental remediation liabilities	54	64
Other(1)	170	176
Total Other noncurrent liabilities	$1,521	$1,426

(1)
Other noncurrent liabilities primarily consist of insurance claims reserves, employee-related liabilities other than pensions, contingent liabilities arising from business combinations, standard warranty reserves and long-term related-party derivative liabilities.